Gains on Investment Securities and Dividends - Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net Investment Income [Line Items]
Net gains on investment securities	[1]	¥ 11,825	¥ 30,731	¥ 25,705
Dividends income		2,499	2,292	2,145
Gains on investment securities and dividends		¥ 14,324	¥ 33,023	¥ 27,850

[1]	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”